Supplementary information to the cash flow (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of supplementary information to the cash flow

Schedule of supplementary information to the cash flow

	2021	2020	2019
Non-cash transactions
Additions to property, plant and equipment and intangible assets - with no effect on cash	(1,929,392)	(1,315,151)	(6,653,985)
Additions to intangible assets - acquisition of licenses	2,682,469	-	-